Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements of the Company include the accounts of Arabella Exploration Inc. and its wholly owned subsidiary Arabella Exploration LLC. These statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All significant intercompany transactions have been eliminated in consolidation. Certain reclassifications of prior year balances have been made to conform such amounts to current year classifications in accordance with the reverse merger. The Consolidated Statement of Operations includes the operations of Arabella Exploration LLC to the date of the reverse merger. Subsequent to the reverse merger, the operations also includes the operations of the Parent.

Use of Estimates

Use of Estimates

Certain amounts included in or affecting the Company’s consolidated financial statements and related disclosures must be estimated by management, requiring certain assumptions to be made with respect to values or conditions that cannot be known with certainty at the time the consolidated financial statements are prepared. These estimates and assumptions affect the amounts the Company reports for assets and liabilities and the Company’s disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported revenue and expenses in the periods.

The Company evaluates these estimates on an ongoing basis, using historical experience, consultation with experts and other methods the Company considers reasonable in the particular circumstances. Nevertheless, actual results may differ significantly from the Company’s estimates. Any effects on the Company’s business, financial position or results of operations resulting from revisions to these estimates are recorded in the period in which the facts that give rise to the revision become known. Significant items subject to such estimates and assumptions include estimates of proved oil and natural gas reserves and related present value estimates of future net cash flows therefrom, the carrying value of oil and natural gas properties, asset retirement obligations, the fair value determination of acquired assets and liabilities, stock-based compensation, depletion expenses and estimates of income taxes.

Use of Estimates

Preparation of the Company’s consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates pertain to proved oil and natural gas reserves and related cash flow estimates used in impairment tests of long-lived assets, estimates of future development, dismantlement and abandonment costs, estimates relating to certain oil and natural gas revenues and expenses and estimates of expenses related to legal, environmental and other contingencies. Certain of these estimates require assumptions regarding future commodity prices, future costs and expenses and future production rates. Actual results could differ from those estimates.

As an oil and natural gas producer, the Company’s revenue, profitability and future growth are substantially dependent upon the prevailing and future prices for oil and natural gas, which are dependent upon numerous factors beyond its control such as economic, political and regulatory developments and competition from other energy sources. The energy markets have historically been very volatile and there can be no assurance that oil and natural gas prices will not be subject to wide fluctuations in the future. A substantial or extended decline in oil and natural gas prices could have a material adverse effect on the Company’s financial position, results of operations, cash flows and quantities of oil and natural gas reserves that may be economically produced.

Estimates of oil and natural gas reserves and their values, future production rates and future costs and expenses are inherently uncertain for numerous reasons, including many factors beyond the Company’s control. Reservoir engineering is a subjective process of estimating underground accumulations of oil and natural gas that cannot be measured in an exact manner. The accuracy of any reserve estimate is a function of the quality of data available and of engineering and geological interpretation and judgment. In addition, estimates of reserves may be revised based on actual production, results of subsequent exploration and development activities, prevailing commodity prices, operating costs and other factors. These revisions may be material and could materially affect future depreciation, depletion and amortization expense, dismantlement and abandonment costs, and impairment expense.

Property and Equipment

Property and Equipment

Property and equipment include leasehold improvements, furniture and fixtures, computer equipment and software and transportation equipment. These items are recorded at cost and are depreciated using the straight-line method based on lives of the individual assets ranging from one to seven years. During the three and six months ended June 30, 2014 and 2013, the Company recognized depreciation expense of $38,819 and $0 and $42,716 and $0, respectively.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments purchased with a maturity of three months or less when purchased and money market funds to be cash equivalents. The Company maintains cash and cash equivalents in bank deposit accounts which, at times, may exceed the federally insured limits. The Company has not experienced any significant losses from such investments.

Accounts Receivable

Accounts Receivable

Accounts receivable consist of receivables from the operators for properties in which the Company has working interest for the oil and natural gas production delivered to purchasers. The purchasers remit payment for production directly to the operator, then the operator allocates the revenue based on the working interest of the owners.  The Company generally receives its share of the working interest revenue within three months after the production month.

Accounts receivable are stated at amounts based on the percent revenue working interest due from the purchasers that goes through the operator of the property, net of an allowance for doubtful accounts when the Company believes collection is doubtful.  Accounts receivable outstanding longer than the contractual payment terms are considered past due. The Company determines its allowance by considering a number of factors, including the length of time accounts receivable are past due, the Company’s previous loss history, the condition of the general economy and the industry as a whole. The Company writes off specific accounts receivable when they become uncollectible, and payments subsequently received on such receivables are credited to the allowance for doubtful accounts. No allowance was deemed necessary at December 31, 2013 or December 31, 2012.

Oil and Gas Properties

Oil and Gas Properties

Proved Oil and Gas Properties

Oil and natural gas exploration and development activities are accounted for using the successful efforts method. Under this method, all property acquisition costs and costs of exploratory and development wells are capitalized when incurred, pending determination of whether the well has found proved reserves. If an exploratory well does not find proved reserves, the costs of drilling the well are charged to expense. The costs of development wells are capitalized whether productive or nonproductive.

The provision for depreciation, depletion and amortization (“DD&A”) of oil and natural gas properties is calculated on a field-by-field basis using the unit-of-production method. All capitalized well costs and leasehold costs of proved properties are amortized on a unit-of-production basis over the remaining life of proved developed reserves and total proved reserves, respectively. The calculation for the unit-of-production DD&A method takes into consideration estimated future dismantlement, restoration and abandonment costs, which are net of estimated salvage values.

Costs of retired, sold or abandoned properties that constitute a part of an amortization base (partial field) are charged or credited, net of proceeds, to accumulated DD&A unless doing so significantly affects the unit-of-production amortization rate for an entire field, in which case a gain or loss is recognized currently. No gain or loss for the sale of oil and natural gas producing properties was recorded for the years ended December 31, 2013, 2012 or 2011.

Expenditures for maintenance, repairs and minor renewals necessary to maintain properties in operating condition are expensed as incurred. Major betterments, replacements and renewals are capitalized to the appropriate property and equipment accounts. Estimated dismantlement and abandonment costs for oil and natural gas properties are capitalized, net of salvage, at their estimated net present value and amortized on a unit-of-production basis over the remaining life of the related proved developed reserves.

The factors used to determine fair value are subject to management’s judgment and expertise and include, but are not limited to, recent sales prices of comparable properties, the present value of future cash flows, net of estimated operating and development costs using estimates of proved reserves, future commodity pricing, future production estimates, anticipated capital expenditures and various discount rates commensurate with the risk and current market conditions associated with realizing the expected cash flows projected. These assumptions represent Level 3 inputs, as further discussed in Note 6 — Fair Value Measurements. No impairment of proved oil and natural gas properties was recorded for the years ended December 31, 2013, 2012 and 2011.

Unproved Oil and Gas Properties

Unproved Oil and Gas Properties

Unproved properties consist of costs incurred to acquire unproved leases, or lease acquisition costs. Lease acquisition costs are capitalized until the leases expire or when the Company specifically identifies leases that will revert to the lessor, at which time the Company expenses the associated lease acquisition costs. The expensing of the lease acquisition costs is recorded as impairment of oil and gas properties in the Consolidated Statement of Operations. Lease acquisition costs related to successful exploratory drilling are reclassified to proved properties and depleted on a unit-of-production basis.

The Company assesses its unproved properties periodically for impairment on a property-by-property basis based on remaining lease terms, drilling results or future plans to develop acreage. The Company considers the following factors in its assessment of the impairment of unproved properties:

●	the remaining amount of unexpired term under its leases;

●	its ability to actively manage and prioritize its capital expenditures to drill leases and to make payments to extend leases that may be close to expiration;

●	its ability to exchange lease positions with other companies that allow for higher concentrations of ownership and development;

●	its ability to convey partial mineral ownership to other companies in exchange for their drilling of leases; and

●	its evaluation of the continuing successful results from the application of completion technology in the Bone Spring and Wolfcamp formations by the Company or by other operators in areas adjacent to or near the Company’s unproved properties.

For sales of entire working interests in unproved properties, gain or loss is recognized to the extent of the difference between the proceeds received and the net carrying value of the property. Proceeds from sales of partial interests in unproved properties are accounted for as a recovery of costs unless the proceeds exceed the entire cost of the property. In 2012 and 2011, the Company sold unproved lease acreage located in the Permian Basin in Texas for an aggregate of $ 592,702 and $ 34,667 in cash. The Company recognized a gain of $ 402,901 and $ 34,467 from these divestures, respectively.

Exploration Expenses

Exploration Expenses

Exploration costs, including certain geological and geophysical expenses and the costs of carrying and retaining undeveloped acreage, are charged to expense as incurred.

Costs from drilling exploratory wells are initially capitalized, but charged to expense if and when a well is determined to be unsuccessful. Determination is usually made on or shortly after drilling or completing the well, however, in certain situations a determination cannot be made when drilling is completed. As of December 31, 2013, the Company had no exploratory well costs.

Asset Retirement Obligations

Asset Retirement Obligations

In accordance with the Financial Accounting Standard Board’s (“FASB”) authoritative guidance on asset retirement obligations (“ARO”), the Company records the fair value of a liability for a legal obligation to retire an asset in the period in which the liability is incurred with the corresponding cost capitalized by increasing the carrying amount of the related long-lived asset. For oil and gas properties, this is the period in which the well is drilled or acquired. The ARO represents the estimated amount the Company will incur to plug, abandon and remediate the properties at the end of their productive lives, in accordance with applicable state laws. The liability is accreted to its present value each period and the capitalized costs are amortized using the unit-of-production method. The accretion expense is recorded as a component of depreciation, depletion and amortization in the Company’s Consolidated Statement of Operations.

The Company determines the ARO by calculating the present value of estimated cash flows related to the liability. Estimating the future ARO requires management to make estimates and judgments regarding timing and existence of a liability, as well as what constitutes adequate restoration. Inherent in the fair value calculation are numerous assumptions and judgments including the ultimate costs, inflation factors, credit adjusted discount rates, timing of settlement and changes in the legal, regulatory, environmental and political environments.  These assumptions represent Level 3 inputs, as further discussed in Note 4 — Fair Value Measurements. To the extent future revisions to these assumptions impact the fair value of the existing ARO liability, a corresponding adjustment is made to the related asset.

Revenue Recognition

Revenue Recognition

Oil and gas revenue from the Company’s interests in producing wells is recognized when the product is delivered, at which time the customer has taken title and assumed the risks and rewards of ownership, and collectability is reasonably assured. Substantially all of the Company’s production is sold to purchasers under short-term (less than twelve months) contracts at market-based prices. The sales prices for oil and natural gas are adjusted for transportation and other related deductions. These deductions are based on contractual or historical data and do not require significant judgment. Subsequently, these revenue deductions are adjusted to reflect actual charges based on third-party documents. Since there is a ready market for oil and natural gas, the Company sells the majority of its production soon after it is produced. As a result, the Company maintains a minimum amount of product inventory in storage.

Production Taxes		Production Taxes The Company pays taxes and royalties on oil and natural gas in accordance with the laws and regulations applicable to those agreements.
Concentrations of Market and Credit Risk

Concentrations of Market and Credit Risk

The future results of the Company’s oil and natural gas operations will be affected by the market prices of oil and natural gas. The availability of a ready market for oil and natural gas products in the future will depend on numerous factors beyond the control of the Company, including weather, imports, marketing of competitive fuels, proximity and capacity of oil and natural gas pipelines and other transportation facilities, any oversupply or undersupply of oil, natural gas and liquid products, the regulatory environment, the economic environment, and other regional and political events, none of which can be predicted with certainty.

The Company operates in the exploration, development and production sector of the oil and gas industry. The Company’s receivables include amounts due from purchasers of its oil and natural gas production. While certain of these customers are affected by periodic downturns in the economy in general or in their specific segment of the oil or natural gas industry, the Company believes that its level of credit-related losses due to such economic fluctuations has been and will continue to be immaterial to the Company’s results of operations over the long-term.

Environmental Costs

Environmental Costs

Environmental expenditures are expensed or capitalized, as appropriate, depending on their future economic benefit. Expenditures that relate to an existing condition caused by past operations, and which do not have future economic benefit, are expensed. Liabilities related to future costs are recorded on an undiscounted basis when environmental assessments and/or remediation activities are probable and the costs can be reasonably estimated.

Income Taxes

Income Taxes

Arabella Exploration, Inc. has identified the Cayman Islands as its only “major” tax jurisdiction, as defined.  Arabella Exploration, Inc. has received an undertaking from the Governor-in-Cabinet of the Cayman Islands that, in accordance with section 6 of the Tax Concessions Law (Revised) of the Cayman Islands, for a period of 20 years from the date of the undertaking, no law which is enacted in the Cayman Islands imposing any tax to be levied on profits, income, gains or appreciations shall apply to Arabella Exploration, Inc. or its operations and, in addition, that no tax to be levied on profits, income, gains or appreciations or which is in the nature of estate duty or inheritance tax shall be payable (i) on the Company’s securities or our debentures or other obligations or (ii) by way of the withholding in whole or in part of a payment of dividend or other distribution of income or capital by Arabella Exploration, Inc. to its security holders or a payment of principal or interest or other sums due under a debenture or other obligation.

Based on the Company’s evaluation, it has been concluded that there are not significant uncertain tax positions requiring recognition in the Company’s financial statements.  Since Arabella Exploration, Inc. was incorporated on June 17, 2010, the evaluation was performed for the 2010, 2011 and 2012 tax years which will be the only periods subject to examination.  The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in material changes to its financial position.

During 2013, 2012 and 2011, Arabella Exploration LLC was not a taxable entity for federal income tax purposes. Accordingly, Arabella did not directly pay federal income tax. Arabella Exploration LLC’s taxable income or loss, which may vary substantially from the net income or net loss Arabella Exploration LLC’s reports in Arabella Exploration, Inc.’s consolidated statement of income, is includable in the federal income tax returns of the member.

Going forward in 2014, the Company expects to be a taxable corporate entity.

Fair Value of Financial and Non-Financial Instruments

Fair Value of Financial and Non-Financial Instruments

The carrying value of cash and cash equivalents, accounts receivable, accounts payable and other payables approximate their respective fair market values due to their short-term maturities. At December 31, 2013 the Company’s cash equivalents are Level 1 assets. The Company’s asset retirement obligations are also recorded on the Consolidated Balance Sheet at amounts which approximate fair market value. See Note 6 — Fair Value Measurements.

Share-Based Compensation

Share-Based Compensation

The Company expenses director share-based payments under Accounting Standards Codification (“ASC”) Topic 718, Compensation-Stock Compensation, which requires compensation cost for the grant-date fair value of share-based payments to be recognized over the requisite service period. The Company estimates the grant-date fair value of the share-based awards issued in the form of options using the Black-Scholes option pricing model.

Earnings per Share

Earnings per Share

Basic earnings per share is computed by dividing net income available to shareholders by the weighted average number of shares outstanding for the periods presented. The calculation of diluted earnings per share does not include the potential dilutive impact of the 4,106,500 offering warrants outstanding during the periods presented since the exercise of the offering warrants is contingent upon the effectiveness of a registration statement to be filed with the SEC.  The calculation of diluted earnings per share does not include the potential dilutive impact of the Unit Purchase Option as it was not exercisable based on the Company’s average market share price.

The calculation of diluted earnings per share does include the dilutive impact of the 6,600,000 Insider Warrants as they were sold pursuant to an exemption from the registration requirements of the Securities Act. The following table sets forth the computation of the basic and diluted earnings per share for the three and six month periods ended June 30, 2014 and 2013:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2014	2013	2014	2013
Numerator for basic and diluted earnings per share:
Net income (loss)	$400,002	$(30,300)	$618,322	$(18,939)

Denominator:
Denominator for basic earnings per ordinary shares – weighted average shares outstanding	4,838,199	3,125,000	4,834,035	3,125,000
Effect of dilutive warrants	1,072,361	-	1,491,641	-
Denominator for diluted earnings per ordinary share – weighted average shares outstanding	5,910,560	3,125,000	6,325,676	3,125,000

Basic earnings per ordinary share	$0.08	$(0.01)	$0.13	$(0.01)
Diluted earnings per ordinary share	$0.07	$(0.01)	$0.10	$(0.01)

Earnings per Share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of shares outstanding for the periods presented. The calculation of diluted earnings per share does not include the potential dilutive impact of the 4,106,500 offering warrants outstanding during the periods presented since the exercise of the offering warrants is contingent upon the effectiveness of a registration statement to be filed with the SEC.  The calculation of diluted earnings per share does not include the potential dilutive impact of the Unit Purchase Option as it was not exercisable based on the Company’s share price.

The calculation of diluted earnings per share does include the dilutive impact of the 6,600,000 Insider Warrants as they were sold pursuant to an exemption from the registration requirements of the Securities Act. For the period between the Acquisition and the end of the year the weighted average share price of the company was approximately $7.63 resulting in a potential dilutive effect of 43,610 shares based on the treasury method. With the impact of the foregoing, weight average shares outstanding was 3,201,305 on a diluted basis.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) has issued ASU No. 2014-12, Compensation – Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. This ASU requires that a performance target that affects vesting, and that could be achieved after the requisite service period, be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant date fair value of the award. This update further clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position and results of operations.